Information about Segments and Geographic Areas (Revenue by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 74,989	$ 66,001	$ 55,519
Google
Segment Reporting Information [Line Items]
Revenues	74,541	65,674	55,507
Other Bets
Segment Reporting Information [Line Items]
Revenues	$ 448	$ 327	$ 12